Ivy Funds VIP Real Estate Securities

Summary Prospectus   |   April 30, 2013, as supplemented January 2, 2014

Before you invest, you may want to review the Portfolio’s prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s prospectus and other information about the Portfolio (including the Portfolio’s statement of additional information (SAI)) online at www.waddell.com/prospectus. You can also get this information at no cost by calling 888.WADDELL or by sending an e-mail request to IMCompliance@waddell.com. You can also get this information from your investment provider. The Portfolio’s prospectus dated April 30, 2013, and SAI dated April 30, 2013 (as each may be amended or supplemented) are incorporated herein by reference. This summary prospectus is intended for use in connection with certain life insurance policies and variable annuity contracts offered by certain select insurance companies (Participating Insurance Companies) and is not intended for use by other investors.

Objective

To seek to provide total return through capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Portfolio Operating Expenses	1.34%
Fee Waiver and/or Expense Reimbursement[1]	0.09%
Total Annual Portfolio Operating Expense After Fee Waiver and/or Expense Reimbursement	1.25%

[1]

Through April 30, 2014, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, has contractually agreed to reduce the management fee paid by the Fund by an annual rate of 0.09% of average daily net assets. Prior to that date, the reduction may not be terminated by WRIMCO or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same taking into account the management fee reduction for the period indicated above. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$416	$725	$1,605

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Real Estate Securities seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in the real estate or real estate-related industries. “Real estate” securities include securities of issuers that receive at least 50% of their gross revenue from the construction, ownership, leasing, management, financing or sale of residential, commercial or industrial real estate. “Real estate-related” securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Portfolio does not directly invest in real estate.

Most of the Portfolio’s real estate securities portfolio consists of securities issued by real estate investment trusts (REITs) and other real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in real estate, mortgages on real estate or shares issued by other REITs and qualifies for pass-through Federal tax treatment provided it meets certain conditions, including the requirement that it distribute at least 90% of its taxable income. A REOC is a corporation or partnership (or an entity classified as such for Federal tax purposes) that is similar to a REIT, except that a REOC has not elected to be taxed as a REIT and, therefore, does not have a requirement to distribute any of its taxable income. REOCs also are more flexible than REITs in terms of what types of real estate investments they can make. At times, the Portfolio may invest a significant portion of its total assets in a limited number of issuers.

The Portfolio may invest in securities of foreign issuers that are not U.S. dollar-denominated or traded in the U.S., but in no event may such investments, when aggregated with its other investments in foreign securities, exceed more than 25% of its total assets.

The Portfolio’s investment subadviser, Advantus Capital Management, Inc. (Advantus Capital), primarily utilizes a bottom-up fundamental stockpicking approach in selecting securities for investment by the Portfolio, which may include consideration of factors such as an issuer’s financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition. The Portfolio then generally invests in those issuers that Advantus Capital believes have potential for long-term sustainable growth in earnings, or those trading at discounts to the underlying value of assets owned. As part of its investment process, Advantus Capital also considers macro-economic and technical factors impacting real estate securities.

Advantus Capital considers various indicators in determining to sell a security, which may include the following: target valuation is reached and operating performance is not sustainable, company fundamentals have deteriorated or do not meet expectations, and economics, financial market or sector of the real estate industry has weakened.

Advantus Capital may also sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes to be more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

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Concentration Risk. Because the Portfolio invests more than 25% of its total assets in the real estate industry, the Portfolio’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Portfolio’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the relatively limited number of issuers of real estate and real estate related securities.

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Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

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Holdings Risk. The Portfolio typically holds a limited number of stocks, and the Portfolio’s managers also tend to invest a significant portion of the Portfolio’s total assets in a limited number of stocks. As a result, the appreciation or depreciation of any one security held by the Portfolio will have a greater impact on the Portfolio’s net asset value (NAV) than it would if the Portfolio invested in a larger number of securities or if the Portfolio’s managers invested a greater portion of the Portfolio’s total assets in a larger number of stocks.

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Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Portfolio to experience a decline in its income.

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Liquidity Risk. Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Portfolio may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

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Management Risk. Portfolio performance is primarily dependent on Advantus Capital’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.

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Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

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Real Estate Industry Risk. Investment risks associated with investing in real estate securities, in addition to other risks, include rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers.

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REIT-Related Risk. The value of the Portfolio’s securities of a REIT may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds, loss of REIT Federal tax status or changes in laws and/or rules related to that status, or the REIT’s failure to maintain its exemption from registration under the Investment Company Act of 1940, as amended. In addition, the Portfolio may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.

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REOC-Related Risk. REOCs are not required to pay any specific level of income as dividends, and there is no minimum restriction on the number of owners or limits on ownership concentration. The value of the Portfolio’s REOC securities may be adversely affected by certain of the same factors that adversely affect REITs. In addition, a corporate REOC does not qualify for the favorable Federal tax treatment that is accorded a REIT. In addition, the Portfolio may experience a decline in its income from REOC securities due to falling interest rates or decreasing dividend payments.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 29.85% (the third quarter of 2009) and the lowest quarterly return was -36.77% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2012	1 Year	5 Years	Life of Portfolio
Shares of Ivy Funds VIP Real Estate Securities (began on 05-27-2004)	17.72%	4.67%	8.49%
Wilshire US Real Estate Securities Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on May 31, 2004.)	17.57%	5.08%	9.12%
Lipper Variable Annuity Real Estate Funds Universe Average (net of fees and expenses) (Index comparison begins on May 31, 2004.)	17.10%	5.22%	9.18%

Investment Adviser

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO) and sub-advised by Advantus Capital Management, Inc. (Advantus Capital).

Portfolio Managers

Matthew K. Richmond, Vice President and Portfolio Manager of Advantus Capital, has managed the Portfolio since January 2014 and Lowell R. Bolken, Vice President and Portfolio Manager of Advantus Capital, has managed the Portfolio since April 2006.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the

Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

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